Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Operating Loss Carryforwards [Line Items]
Percentage decrease in effective tax rate for tax incentives	0.60%	4.30%	1.50%
Deferred tax assets, valuation allowance	$ 5,732	$ 5,701
Unrecognized tax benefits	9,872	8,742	$ 24,755	$ 32,147
Unrecognized tax benefits, income tax penalties and interest expense	(100)	1,800	$ 500
Unrecognized tax benefits, income tax penalties and interest accrued	1,000	$ 900
Decrease in unrecognized tax benefits is reasonably possible	1,300
Non-U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	78,300
Operating loss carryforwards, limitations on use, amount	$ 2,600